ACQUISITIONS (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 08, 2024 USD ($) Share Year $ / shares	May 04, 2023 USD ($) Share shares	Dec. 31, 2024 USD ($) Year $ / shares	Dec. 31, 2023 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Exercise price, share options granted | $ / shares			$ 1.11	$ 1.98
Option life, share options granted | Year			2.25
Expected volatility, share options granted			60.00%
Expected dividend as percentage, share options granted			0.00%	0.00%
Risk free interest rate, share options granted			3.08%
Gain recognised in bargain purchase transaction			$ 109	$ 0
Florida Canyon Gold Inc. [Member]
Disclosure of detailed information about business combination [line items]
Description of how acquirer obtained control of acquiree	As part of the FCGI Transaction, the Company acquired all of the issued and outstanding shares of FCGI at an exchange ratio of 0.467 common shares of the Company for each common share of FCGI.
Total purchase consideration	$ 72,669
Revenue of acquiree since acquisition date			30,400
Profit (loss) of acquiree since acquisition date			4,100
Estimated revenue if the acquisition had occurred on Jan 1, 2024			172,800
Estimated loss before taxes if acquisition had occurred on Jan 1, 2024			(9,700)
Costs related to acquisition and integration			3,900
Gain recognised in bargain purchase transaction			$ 14,200
Florida Canyon Gold Inc. [Member] | Common Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	65,213,010
Florida Canyon Gold Inc. [Member] | Stock Options [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share	92,301
Share price per share | $ / shares	$ 1.11
Exercise price, share options granted | $ / shares	$ 2.24
Option life, share options granted | Year	2.25
Expected volatility, share options granted	60.00%
Risk free interest rate, share options granted	3.08%
Millennial Precious Metals Corp. [Member]
Disclosure of detailed information about business combination [line items]
Description of how acquirer obtained control of acquiree		Each MPM shareholder received 0.092 common shares of Integra for each share of MPM held. Each stock option of MPM was exchanged for stock options of the Company.
Total purchase consideration		$ 23,997
Exploration and evaluation assets		$ 24,484
Millennial Precious Metals Corp. [Member] | Common Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share		16,872,050
Millennial Precious Metals Corp. [Member] | Stock Options [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share		764,704
Millennial Precious Metals Corp. [Member] | Warrants [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | Share		21,903,504
Number of shares issuable upon conversion of warrants | shares		2,015,122